Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 218,148	$ 191,749
Financial assets at amortized cost	4,286	12,511
Financial assets at fair value through profit or loss	2,140	2,117
Accounts receivable, net (including related parties)	236,813	235,829
Inventories	158,746	217,308
Income taxes receivable	726	1,454
Restricted deposit	503,700	453,000
Other receivable from related parties	13	69
Other current assets	43,471	86,548
Total current assets	1,168,043	1,200,585
Financial assets at fair value through profit or loss	23,554	21,650
Financial assets at fair value through other comprehensive income	28,226	1,635
Equity method investments	8,571	3,490
Property, plant and equipment, net	121,280	130,109
Deferred tax assets	21,193	14,196
Goodwill	28,138	28,138
Other intangible assets, net	636	816
Restricted deposit	31	32
Refundable deposits	221,824	222,025
Other non-current assets	18,025	20,728
Total non current assets	471,478	442,819
Total assets	1,639,521	1,643,404
Current liabilities:
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	503,700	453,000
Accounts payable (including related parties)	113,203	107,342
Income taxes payable	9,514	15,309
Other payable to related parties		110
Contract liabilities-current	10,622	17,751
Other current liabilities	63,595	109,291
Total current liabilities	706,634	708,803
Long-term unsecured borrowings	28,500	34,500
Deferred tax liabilities	564	520
Other non-current liabilities	7,496	35,879
Total liabilities	743,194	779,702
Equity
Ordinary shares	107,010	107,010
Additional paid-in capital	115,376	114,648
Treasury shares	(5,546)	(5,157)
Accumulated other comprehensive income	8,621	(180)
Retained earnings	664,600	640,447
Equity attributable to owners of Himax Technologies, Inc.	890,061	856,768
Noncontrolling interests	6,266	6,934
Total equity	896,327	863,702
Total liabilities and equity	$ 1,639,521	$ 1,643,404